Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
April 30, 2026 (Unaudited)
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 98.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.8%
Michigan Finance Authority, (Trinity Health Credit Group), 3.00%, 10/1/36	$1,500	$ 1,437,321
New Hampshire Municipal Bond Bank, 3.00%, 8/15/34	1,650	1,630,251
New Jersey Infrastructure Bank, Green Bonds, 5.00%, 9/1/38	70	80,306
Oklahoma Water Resources Board, (State Loan Program):
5.00%, 10/1/40	880	957,763
5.00%, 10/1/41	580	629,559
Texas Water Development Board, 4.00%, 10/15/39	10,000	10,245,885
		$ 14,981,085
Education — 4.5%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 2.838%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$2,750	$ 2,743,149
California University:
5.00%, 11/1/40	4,580	5,246,979
5.00%, 11/1/41	4,410	5,024,429
Duneland School Building Corp., IN, 4.00%, 1/15/35	1,915	1,991,605
Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	440	446,156
Metropolitan State University of Denver, CO, (Student Housing and Event Center):
5.00%, 12/1/40	2,080	2,309,578
5.00%, 12/1/41	1,815	1,993,936
Oklahoma Agricultural and Mechanical Colleges, (Oklahoma State University), 4.00%, 7/1/34	1,155	1,159,615
Poway Unified School District, CA, (Election of 2008), 0.00%, 8/1/35	1,000	745,230
University of Mississippi Educational Building Corp., 4.00%, 10/1/38	1,490	1,509,645
Virginia College Building Authority:
4.00%, 2/1/33	865	870,417
5.00%, 2/1/34(2)	7,375	8,432,918
Virginia Public School Authority, Prince William County, 3.00%, 10/1/37	1,690	1,588,617
West Lafayette School Building Corp., IN, 5.00%, 7/15/35	2,800	2,858,332
		$ 36,920,606
Electric Utilities — 1.6%
American Municipal Power, Inc., OH, (Prairie State Energy Campus), 4.00%, 2/15/35	$5,690	$ 5,799,382
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Clark County Public Utility District No. 1, WA, Electric System Revenue, 5.00%, 1/1/36	$505	$ 550,765
Florida Municipal Power Agency, 3.00%, 10/1/33	1,725	1,652,405
Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	737,352
Metropolitan Government of Nashville and Davidson County, TN, Electric Revenue, 4.00%, 5/15/39	1,375	1,380,572
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	501,866
Public Finance Authority, WI, (Duke Energy Progress, LLC), 3.70% to 10/1/30 (Put Date), 10/1/46	2,620	2,657,375
		$ 13,279,717
Escrowed/Prerefunded — 0.3%
Grand Forks County, ND, Prerefunded to 10/1/30, 4.00%, 10/1/35	$345	$ 364,443
Los Angeles Unified School District, CA, Green Bonds, Prerefunded to 10/1/33, 5.00%, 10/1/38	1,455	1,688,522
		$ 2,052,965
General Obligations — 42.3%
Aldine Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/34	$300	$ 302,039
Allen Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/39	7,000	7,831,927
Amarillo Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/37	2,725	2,745,590
Anoka-Hennepin Independent School District No. 11, MN, 3.00%, 2/1/36	525	493,598
Athens, AL, 5.00%, 5/1/33	200	225,299
Auburn School District No. 408, WA, 4.00%, 12/1/35	775	775,284
Bainbridge Island School District No. 303, WA, 4.00%, 12/1/36	400	402,087
Beaufort County School District, SC:
3.00%, 3/1/39	7,800	7,227,450
3.00%, 3/1/40	8,455	7,735,884
Bergen County, NJ, 2.00%, 11/1/33	1,860	1,638,590
Beverly Hills Unified School District, CA, (Election of 2018), 4.00%, 8/1/38	275	288,338
Bexar County, TX, 3.00%, 6/15/30	5,950	5,950,070
Boerne Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/37	1,000	1,003,565
Brookline, MA, 3.10%, 3/15/33	1,445	1,438,340
Burbank Unified School District, CA, (Election of 2013), 4.45%, 8/1/36	900	922,400
California:
3.00%, 11/1/35	3,605	3,564,026

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
California: (continued)
3.80%, 12/1/38	$2,585	$ 2,650,881
Celina, TX, 1.625%, 9/1/32	2,380	2,076,312
Centennial School District No. 28Jt, OR, 5.00%, 6/15/34	835	901,585
Chaffey Joint Union High School District, CA, (Election of 2012):
0.00%, 8/1/30	300	264,388
0.00%, 8/1/31	460	391,481
0.00%, 8/1/32	530	434,692
0.00%, 8/1/35	175	126,236
0.00%, 8/1/36	175	120,682
0.00%, 8/1/37	275	181,001
0.00%, 8/1/38	325	203,467
0.00%, 8/1/39	365	217,109
Chambers County Improvement District No. 1, TX:
4.00%, 9/1/32	1,100	1,116,651
4.00%, 9/1/33	1,000	1,013,132
4.00%, 9/1/34	1,000	1,011,057
Chandler, AZ, 2.85%, 7/1/32	350	344,882
Channelview Independent School District, TX, (PSF Guaranteed), 2.375%, 8/15/35	500	444,986
Chisholm Independent School District No. 695, MN, 0.00%, 2/1/38	820	495,747
Clark County, NV:
3.00%, 11/1/34	1,000	986,687
4.00%, 6/1/36	175	175,789
Coconino County Unified School District No. 1, AZ:
1.50%, 7/1/32	930	812,075
1.75%, 7/1/34	1,760	1,493,901
College Station Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/32	320	320,514
College Station, TX:
3.35%, 2/15/34	1,485	1,485,629
3.45%, 2/15/35	865	865,417
Comal County, TX, 4.00%, 2/1/33	5,580	5,582,746
Connecticut:
4.00%, 1/15/34	3,000	3,102,938
4.00%, 1/15/35	3,000	3,089,592
5.00%, 12/1/31	1,460	1,630,469
5.00%, 3/15/35	225	259,661
5.00%, 12/1/35	235	272,242
Conroe Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/39	1,820	2,046,593
Conroe, TX, 4.125%, 3/1/39	1,895	1,934,671
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Cook County School District No. 25, IL, 5.00%, 12/15/32	$630	$ 638,040
Cupertino Union School District, CA, (Election of 2012), 5.00%, 8/1/33	555	558,320
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/35	2,235	2,461,924
Dallas Center-Grimes Community School District, IA:
3.00%, 5/1/35	1,075	1,028,246
3.00%, 5/1/36	910	860,427
Dallas, TX, 5.00%, 2/15/40	5,145	5,698,877
David Douglas School District No. 40, OR:
0.00%, 6/15/31	375	316,817
0.00%, 6/15/34	1,455	1,081,884
0.00%, 6/15/35	1,250	882,727
0.00%, 6/15/36	1,690	1,126,943
0.00%, 6/15/37	700	440,530
0.00%, 6/15/38	750	444,462
Dedham, MA, 3.30%, 4/1/36	775	766,531
Del Valle Independent School District, TX, (PSF Guaranteed), 4.00%, 6/15/38	750	767,457
Delaware, 5.00%, 5/1/37	1,370	1,556,515
El Paso Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/34	500	501,767
Euless, TX, 5.00%, 2/15/34	125	140,272
Fairfax County, VA, 4.00%, 10/1/42	4,680	4,747,477
Florida:
2.00%, 7/1/33	1,535	1,351,992
3.00%, 7/1/34	5,195	5,038,554
Fort Bend Independent School District, TX, (PSF Guaranteed):
3.00%, 8/15/35	400	380,872
3.00%, 8/15/36	500	468,450
Frenship Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/36	1,515	1,429,316
Glen Rose Independent School District, TX, (PSF Guaranteed):
5.00%, 8/15/30	560	612,512
5.00%, 8/15/32	935	1,015,919
5.00%, 8/15/33	1,020	1,105,915
5.00%, 8/15/34	330	356,968
Grayson County Junior College District, TX, 5.00%, 2/15/36	865	966,033
Greensboro, NC, 2.00%, 4/1/36	280	235,717
Grosse Pointe Public School System, MI, 3.00%, 5/1/36	1,580	1,482,162
Harlandale Independent School District, TX, 5.00%, 8/1/29	845	864,689

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Harrisburg School District No. 41-2, SD:
2.00%, 8/1/32	$2,230	$ 2,032,397
2.00%, 8/1/33	1,305	1,166,398
Hays County, TX, 3.00%, 2/15/37	1,125	1,047,022
Hempstead, NY:
2.00%, 6/15/33	5,935	5,347,229
2.00%, 6/15/34	6,095	5,358,688
Hennepin County, MN, 5.00%, 12/1/33	1,000	1,011,629
Henrico County, VA, 3.35%, 8/1/36	4,620	4,586,623
Homewood, AL, 5.00%, 9/1/29	1,325	1,335,507
Houston, TX, 4.00%, 3/1/37	1,730	1,732,901
Huntsville, AL:
5.00%, 9/1/40	475	537,399
5.00%, 9/1/40	3,840	4,344,449
5.00%, 9/1/41	4,095	4,612,633
5.00%, 9/1/41	4,030	4,539,417
Independence School District, MO, 3.25%, 3/1/38	2,605	2,463,545
Iowa City Community School District, IA, 2.75%, 6/1/30	2,850	2,737,749
Kansas City, MO, 3.00%, 2/1/35	240	228,827
Knox County, TN, 3.00%, 6/1/35	2,460	2,370,166
Knoxville, TN, 3.00%, 5/1/39	3,365	3,041,331
Krum Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/35	720	720,143
Lake Oswego, OR, 2.50%, 6/1/33	1,205	1,133,290
Lake Washington School District No. 414, WA, 4.00%, 12/1/34	1,000	1,008,218
Lane County School District No. 40, OR, 0.00%, 6/15/38	900	527,177
Lexington, MA, 3.20%, 2/15/36	845	826,969
Lone Star College System, TX, 3.00%, 2/15/36	1,395	1,320,506
Longmeadow, MA, 2.00%, 5/15/34	345	298,342
Longview, TX, 4.00%, 9/1/37	1,100	1,106,835
Loudoun County, VA, 3.25%, 12/1/35	910	898,211
Marshfield, MA:
2.00%, 9/15/33	385	338,506
2.00%, 9/15/34	695	597,343
Maryland, 5.00%, 6/1/40	5,000	5,631,196
Massachusetts, 2.00%, 3/1/34	500	442,656
McKinney, TX, 2.50%, 8/15/35	2,080	1,897,782
Medina Valley Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	325	338,537
Merriam, KS, 4.50%, 8/1/40	2,700	2,880,643
Mildred Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/35	425	425,031
Millbrae School District, CA, 2.50%, 7/1/33	265	264,913
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Minnesota, 5.00%, 8/1/38	$4,950	$ 5,641,854
Minnetonka Independent School District No. 276, MN:
0.00%, 2/1/39	625	389,775
0.00%, 2/1/40	500	296,701
0.00%, 2/1/41	675	379,512
Monrovia Unified School District, CA, (Election of 2006), 0.00%, 8/1/34	3,435	2,654,784
Montgomery County Municipal Utility District No. 46, TX, 4.00%, 3/1/29	1,295	1,295,696
Morgan County School District, UT, 4.00%, 8/1/34	1,180	1,192,442
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	169,754
Nebo School District, UT, 2.125%, 7/1/34	4,465	3,966,826
Nevada, 2.125%, 5/1/38	1,800	1,438,589
New York, 5.00%, 3/15/38	5,425	6,319,595
New York, NY:
4.00%, 10/1/37	1,875	1,886,760
5.00%, 2/1/40	1,030	1,152,644
5.00%, 10/1/40	1,995	2,207,541
5.00%, 8/1/41	4,000	4,418,337
Newport-Mesa Unified School District, CA, (Election of 2005):
0.00%, 8/1/35	3,435	2,567,316
0.00%, 8/1/37	6,580	4,521,635
Norfolk, VA, 5.00%, 9/1/40	4,810	5,185,029
North Carolina, 3.00%, 6/1/31	3,650	3,650,602
Orange County, NC:
3.25%, 8/1/36	1,905	1,870,465
3.30%, 8/1/37	1,770	1,737,545
Oregon:
5.00%, 5/15/39	2,250	2,402,176
5.00%, 5/15/40	2,875	3,061,631
Pasadena Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/39	4,840	4,957,425
Pearland Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	250	255,453
Pecos Barstow Toyah Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/38	1,575	1,576,133
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	790	762,837
Pennsylvania, 4.00%, 10/1/37	17,000	17,519,494
Plano, TX, 3.28%, 9/1/35	1,700	1,686,005
Portland, ME, 2.50%, 4/1/35	1,325	1,198,014
Portland, OR, 2.00%, 10/1/35	2,345	1,999,115
Quincy School District No. 144-101, WA, 4.00%, 12/1/34	800	800,355

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Racine County, WI:
0.25%, 3/1/37	$235	$ 158,086
0.50%, 3/1/38	320	213,663
Rhode Island, 2.00%, 8/1/36	890	726,011
Richmond, VA:
2.60%, 7/15/37	7,845	6,826,128
2.65%, 7/15/38	7,910	6,799,565
River Falls School District, WI, 3.20%, 4/1/32	920	921,466
Roseville Joint Union High School District, CA, (Election of 2007):
0.00%, 8/1/33	85	67,085
0.00%, 8/1/34	85	63,925
0.00%, 8/1/37	175	112,161
0.00%, 8/1/38	210	126,899
0.00%, 8/1/39	225	128,009
0.00%, 8/1/40	215	114,901
Round Rock, TX, 4.00%, 8/15/38	725	737,847
San Antonio Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/33	500	501,037
San Jacinto Community College District, TX, 4.00%, 2/15/34	1,445	1,506,303
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	450	450,277
Scituate, MA, 2.00%, 10/1/34	670	587,873
Somerville, MA, 1.75%, 10/15/34	4,020	3,413,343
Southside Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/35	300	301,559
Spokane, WA, 4.00%, 12/1/36	2,980	3,002,296
St. Charles School District, MO, 3.00%, 3/1/38	650	591,589
Stamford, CT, 2.00%, 8/15/33	805	712,336
Sugar Land, TX, 4.00%, 2/15/36	1,000	1,005,466
Travis County, TX:
3.375%, 3/1/38	1,565	1,529,962
3.375%, 3/1/38	405	395,933
Tukwila, WA, 4.00%, 12/1/35	500	503,041
Tyler Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/36	2,000	2,029,948
Umatilla School District No. 6R, Umatilla County, OR, 0.00%, 6/15/30	110	96,394
Union County, NC:
3.00%, 9/1/35	870	847,602
3.00%, 9/1/36	735	708,384
United Independent School District, TX:
4.00%, 2/15/33	350	352,352
4.00%, 2/15/34	535	538,118
4.00%, 2/15/36	580	582,540
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
United Independent School District, TX: (continued)
4.00%, 2/15/37	$600	$ 602,176
Upper St. Clair Township, PA, 4.00%, 6/1/34	800	800,428
Vestavia Hills, AL, 4.00%, 8/1/35	800	813,504
Village of Dobbs Ferry, NY:
2.85%, 10/15/35	475	436,039
3.00%, 10/15/36	340	324,106
Waldwick School District, NJ:
2.00%, 7/15/34	1,245	1,063,590
2.00%, 7/15/35	1,110	924,334
2.00%, 7/15/36	1,250	1,013,018
Washington:
5.00%, 7/1/39	4,705	5,329,234
5.00%, 8/1/39	1,205	1,265,090
5.00%, 8/1/40	3,925	4,113,907
5.00%, 2/1/41	3,000	3,198,193
5.00%, 2/1/41	1,780	1,976,772
West St. Paul-Mendota Heights-Eagan Independent School District No. 197, MN, 3.55%, 2/1/36	7,615	7,449,063
Westchester County, NY, 2.00%, 10/15/33	650	573,695
Wichita Falls Independent School District, TX, (PSF Guaranteed), 3.00%, 2/1/38	1,395	1,268,386
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	360	360,349
Williamson County, TX, 3.00%, 2/15/33	220	216,716
Willis Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/34	205	198,893
Yosemite Community College District, CA, (Election of 2004), 0.00%, 8/1/37	165	111,642
Ysleta Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/37	405	412,391
		$345,341,888
Hospital — 3.4%
California Health Facilities Financing Authority, (Adventist Health System/West):
4.00%, 3/1/27	$90	$ 90,031
5.00%, 12/1/35	1,250	1,394,175
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	340	346,359
Center City, MN, (Hazelden Betty Ford Foundation):
5.00%, 11/1/35	220	242,816
5.00%, 11/1/36	335	368,347
5.00%, 11/1/37	280	306,051
5.00%, 11/1/38	365	396,735
5.00%, 11/1/39	385	416,030

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/30	$335	$ 336,009
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/34	100	102,068
Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/30	350	358,330
Idaho Health Facilities Authority, ID, (St. Lukes's Health System), 5.00% to 3/1/35 (Put Date), 3/1/60	1,750	1,947,615
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.):
5.00%, 10/1/30	2,000	2,013,582
5.00%, 10/1/31	1,500	1,509,690
5.00%, 10/1/32	2,000	2,012,278
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health System), 5.00%, 5/15/37	2,650	3,071,598
Minneapolis, MN, (Allina Health System), 4.00%, 11/15/36	1,990	2,000,523
Minnesota Agricultural and Economic Development Board, (Fairview Health Services), 5.00%, 11/15/31(2)	875	947,792
Missouri Health and Educational Facilities Authority, (Saint Luke's Health System), 5.00%, 11/15/31	1,000	1,001,587
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System):
5.00%, 7/1/28	600	602,116
5.00%, 7/1/31	275	275,925
New York Dormitory Authority, (Maimonides Medical Center), 4.00%, 8/1/30	150	152,269
Pennsylvania Economic Development Financing Authority, (UPMC), 5.00%, 12/15/39	3,010	3,155,302
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 5.00%, 11/1/31	3,220	3,543,457
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center):
5.00%, 12/1/28	65	65,104
5.00%, 12/1/30	300	300,410
5.00%, 12/1/31	70	70,088
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26	400	401,154
Wisconsin Health and Educational Facilities Authority, (Gundersen Health System), 4.00%, 10/15/33	425	436,798
		$ 27,864,239
Housing — 8.8%
Colorado Housing and Finance Authority, Social Bonds, (GNMA), 5.75%, 11/1/53	$3,700	$ 3,942,188
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Connecticut Housing Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 11/15/54	$735	$ 789,802
Connecticut Housing Finance Authority, (Housing Mortgage Finance), 1.45%, 5/15/31	1,220	1,100,962
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 10/1/53	2,765	3,072,114
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/37	3,035	3,089,029
Maricopa County and Phoenix Industrial Development Authorities, AZ, (GNMA), 5.75%, 3/1/56	5,950	6,508,146
Michigan Housing Development Authority, Social Bonds, 6.00%, 6/1/54	7,380	7,961,075
Minnesota Housing Finance Agency:
2019 Series A, 4.00%, 8/1/34	295	303,550
2019 Series A, 4.00%, 8/1/35	440	450,703
2019 Series C, 4.00%, 8/1/34	240	246,956
New Mexico Mortgage Finance Authority, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54	2,425	2,602,663
New York City Housing Development Corp., NY, Sustainability Bonds, 2.85%, 11/1/29	20	19,976
New York Mortgage Agency, 3.65%, 4/1/32	95	95,067
North Dakota Housing Finance Agency, Social Bonds, 6.00%, 7/1/54	4,610	4,964,022
Ohio Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 3/1/55	2,075	2,252,231
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 6.25%, 10/1/53	4,950	5,357,349
South Dakota Housing Development Authority:
(FHLMC), (FNMA), (GNMA), 6.25%, 5/1/55	4,075	4,414,572
(FHLMC), (FNMA), GNMA), 6.25%, 11/1/55	4,755	5,290,266
Tennessee Housing Development Agency, (Residential Finance Program), Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 1/1/54	2,225	2,402,050
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 6.00%, 1/1/54	4,580	5,017,248
Utah Housing Corp., (FHLMC), (FNMA), (GNMA), 6.00%, 7/1/54	4,495	4,929,546
Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	994	997,709
Virginia Housing Development Authority, 2.55%, 5/1/27	90	89,494
Wisconsin Housing and Economic Development Authority, Home Ownership Revenue, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 9/1/54	5,460	5,893,769
		$ 71,790,487

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Education — 0.2%
New Jersey Institute of Technology, (BAM), 5.00%, 7/1/39	$1,220	$ 1,375,737
		$ 1,375,737
Insured - Electric Utilities — 0.5%
Municipal Electric Authority of Georgia, (Plant Vogtle Units 3 & 4 Project M):
(AG), 4.00%, 1/1/37	$470	$ 474,802
(AG), 5.00%, 7/1/30	120	130,449
(AG), 5.00%, 7/1/31	225	248,174
(AG), 5.00%, 7/1/32	465	519,425
(AG), 5.00%, 7/1/33	330	369,876
(AG), 5.00%, 7/1/34	365	407,280
(AG), 5.00%, 7/1/35	260	288,608
(AG), 5.00%, 7/1/36	500	551,927
(AG), 5.00%, 7/1/37	390	428,354
(AG), 5.00%, 7/1/38	405	442,787
		$ 3,861,682
Insured - General Obligations — 0.8%
Amber Creek Metropolitan District, CO:
(BAM), 5.00%, 12/1/33	$160	$ 173,327
(BAM), 5.00%, 12/1/34	135	145,981
(BAM), 5.00%, 12/1/35	160	172,623
(BAM), 5.00%, 12/1/40	310	329,130
Colton Joint Unified School District, CA, (Election of 2024):
(BAM), 0.00%, 8/1/37	500	332,873
(BAM), 0.00%, 8/1/38	600	379,911
(BAM), 0.00%, 8/1/39	550	330,707
Mauston School District, WI, (AG), 1.60%, 3/1/34	2,255	1,794,159
Ravenswood City School District, CA, (Election of 2022):
(AG), 0.00%, 8/1/39	300	176,880
(AG), 0.00%, 8/1/40	650	362,360
(AG), 0.00%, 8/1/41	1,000	525,155
Rialto Unified School District, CA, (Election of 2022):
(BAM), 0.00%, 8/1/34	190	142,844
(BAM), 0.00%, 8/1/35	425	303,593
(BAM), 0.00%, 8/1/36	500	338,869
(BAM), 0.00%, 8/1/37	750	480,071
(BAM), 0.00%, 8/1/38	450	272,264
		$ 6,260,747
Security	Principal Amount (000's omitted)	Value
Insured - Lease Revenue/Certificates of Participation — 0.5%
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	$100	$ 100,152
Fairfield, CA, Certificates of Participation:
(AG), 0.00%, 4/1/34	1,000	768,015
(AG), 0.00%, 4/1/37	5,000	3,365,891
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	75	75,131
Tahoe-Truckee Unified School District, CA, Certificates of Participation, (BAM), 5.00%, 6/1/31	90	90,173
		$ 4,399,362
Insured - Special Tax Revenue — 1.2%
Downtown Revitalization Public Infrastructure District, UT:
(AG), 5.00%, 6/1/37	$1,000	$ 1,119,572
(AG), 5.00%, 6/1/38	1,650	1,742,355
(AG), 5.00%, 6/1/39	1,350	1,493,819
(AG), 5.00%, 6/1/40	2,200	2,425,222
(AG), 5.00%, 6/1/40	1,000	1,099,130
Mobile County Board of School Commissioners, AL, (BAM), 4.00%, 3/1/36	1,405	1,422,280
North Houston Development Corp., TX, Tax Increment Contract Revenue, (AG), 3.00%, 9/1/36	880	818,555
		$ 10,120,933
Insured - Transportation — 0.6%
Alameda Corridor Transportation Authority, CA, (AG), 0.00%, 10/1/49	$6,515	$ 3,839,998
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	175	175,326
New Orleans Aviation Board, LA, (AG), 5.00%, 1/1/34	1,000	1,029,688
		$ 5,045,012
Insured - Water and Sewer — 0.3%
Hamburg Municipal Authority, PA, Sewer Revenue:
(AG), 2.00%, 10/1/32	$45	$ 41,717
(AG), 2.00%, 10/1/34	30	25,280
Wellborn Special Utility District, TX, (AG), 5.00%, 7/15/40	2,210	2,416,704
		$ 2,483,701
Lease Revenue/Certificates of Participation — 3.3%
Colorado Department of Transportation:
5.00%, 6/15/30	$350	$ 350,938
5.00%, 6/15/31	310	310,831

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Greene County, MO, Certificates of Participation, 4.00%, 3/1/35	$1,700	$ 1,754,721
IPS Multi-School Building Corp., IN, Social Bonds, 5.00%, 7/15/36	390	437,677
Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,502,281
Los Angeles Unified School District, CA, Green Bonds, 5.00%, 10/1/38	995	1,115,030
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.25%, 6/15/39	5,250	5,783,525
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/41	12,325	13,829,355
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	500,824
Sandy Springs Public Facilities Authority, GA:
2.00%, 5/1/35	600	516,779
2.00%, 5/1/36	500	420,039
		$ 26,522,000
Other Revenue — 9.6%
Black Belt Energy Gas District, AL:
5.00%, 10/1/35	$3,500	$ 3,679,129
5.00%, 12/1/35	9,500	10,072,968
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 4.00% to 8/1/31 (Put Date), 2/1/52	2,020	2,039,999
Green Bonds, 4.00% to 8/1/28 (Put Date), 5/1/53	5,300	5,368,424
Green Bonds, 5.00% to 5/1/35 (Put Date), 10/1/56	4,000	4,289,770
Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 2/1/28 (Put Date), 2/1/50	5,000	5,050,610
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish):
5.00%, 4/1/27	500	500,672
5.00%, 4/1/29	275	275,537
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
4.00% to 12/1/29 (Put Date), 9/1/52	23,115	23,485,483
5.00% to 3/1/30 (Put Date), 7/1/53	2,500	2,643,955
5.00% to 12/1/31 (Put Date), 12/1/54	3,000	3,176,806
5.00% to 12/1/32 (Put Date), 5/1/55	5,000	5,295,715
Philadelphia Energy Authority:
Sustainability Bonds, 5.00%, 11/1/33	500	564,849
Sustainability Bonds, 5.00%, 11/1/38	850	928,267
Sustainability Bonds, 5.00%, 11/1/43	750	800,589
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Tennergy Corp., TN, Gas Supply Revenue, 4.00% to 9/1/28 (Put Date), 12/1/51	$1,150	$ 1,165,416
Tennessee Energy Acquisition Corp., 5.00%, 11/1/34	8,200	8,770,834
		$ 78,109,023
Senior Living/Life Care — 2.1%
Baltimore County, MD, (Riderwood Village, Inc.):
4.00%, 1/1/30	$1,455	$ 1,493,165
4.00%, 1/1/32	350	357,576
4.00%, 1/1/33	600	611,058
4.00%, 1/1/34	685	696,079
4.00%, 1/1/35	615	623,150
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/28	50	50,067
5.00%, 11/15/30	910	911,174
California Municipal Finance Authority, (PRS California Obligated Group):
5.00%, 4/1/31	210	225,858
5.00%, 4/1/32	315	341,934
5.00%, 4/1/33	490	535,507
5.00%, 4/1/34	415	456,112
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,036,263
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	310	310,154
Lancaster Municipal Authority, PA, (Garden Spot Village):
5.00%, 5/1/31	205	218,120
5.00%, 5/1/32	305	326,674
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
3.00%, 2/1/27	975	972,111
5.00%, 2/1/31	1,110	1,174,981
5.00%, 2/1/32	725	771,160
5.00%, 2/1/33	465	498,116
5.00%, 2/1/34	475	510,660
North Carolina Medical Care Commission, (United Methodist Retirement Homes):
Series 2016A, 5.00%, 10/1/30	10	10,074
Series 2016A, 5.00%, 10/1/31	300	302,120
Virginia Small Business Financing Authority, (Lifespire of Virginia), 5.00%, 12/1/39	3,000	3,183,496
Washington Housing Finance Commission, WA, (Emerald Heights), 5.00%, 7/1/38	1,580	1,650,225
		$ 17,265,834

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 5.2%
Allentown Neighborhood Improvement Zone Development Authority, PA:
5.00%, 5/1/29	$275	$ 289,184
5.00%, 5/1/30	160	170,422
5.00%, 5/1/31	455	488,859
Connecticut, Special Tax Obligation Bonds:
5.00%, 7/1/34	1,000	1,123,530
5.00%, 7/1/39	3,000	3,321,606
Massachusetts School Building Authority, Social Bonds, 5.00%, 2/15/37	2,350	2,775,692
Miami-Dade County, FL, Special Obligation Bonds:
5.00%, 4/1/30	950	951,164
5.00%, 4/1/31	895	896,015
5.00%, 4/1/32	735	735,905
New York City Transitional Finance Authority, NY, Future Tax Revenue:
3.25%, 2/1/41	5,000	4,528,022
4.00%, 8/1/37	1,995	1,995,634
4.00%, 2/1/38	310	314,221
5.00%, 11/1/40	2,685	2,964,502
5.00%, 5/1/41	1,305	1,447,455
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 2/15/37	6,950	7,039,563
5.00%, 3/15/40	1,840	2,059,500
5.00%, 3/15/41	2,995	3,364,209
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/40	1,500	1,701,678
New York State Urban Development Corp., Personal Income Tax Revenue:
4.00%, 3/15/35	2,885	2,967,053
4.00%, 3/15/39	2,900	2,911,557
		$ 42,045,771
Transportation — 6.1%
Alameda Corridor Transportation Authority, CA:
0.00%, 10/1/49	$1,335	$ 779,871
0.00%, 10/1/50	5,000	2,890,706
Bay Area Toll Authority, CA, 5.00%, 4/1/40	10,000	11,969,281
Central Texas Regional Mobility Authority, 4.00%, 1/1/34	70	71,495
Chicago, IL, (O'Hare International Airport):
5.00%, 1/1/41	1,250	1,380,877
5.25%, 1/1/32	2,565	2,607,718
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,255	1,270,340
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Illinois Toll Highway Authority:
5.00%, 1/1/29	$175	$ 175,327
5.00%, 12/1/32	350	350,801
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.00%, 5/15/33	225	239,396
Maryland Department of Transportation, 3.00%, 10/1/31	4,730	4,730,068
Metropolitan Transportation Authority, NY, 2.882%, (67% of SOFR + 0.43%), 11/1/26(1)	300	299,279
Nevada Highway Improvement Revenue, 2.00%, 12/1/34	850	721,582
New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	151,950
North Texas Tollway Authority, 4.125%, 1/1/39	6,000	6,057,097
Port Authority of New York and New Jersey, 5.00%, 10/15/41	8,500	9,547,072
Salt Lake City, UT, (Salt Lake City International Airport):
5.00%, 7/1/31	300	313,823
5.00%, 7/1/32	660	689,415
5.00%, 7/1/33	600	625,778
5.00%, 7/1/34	450	468,581
Virgin Islands Transportation and Infrastructure Corp.:
5.00%, 9/1/35	1,480	1,657,555
5.00%, 9/1/40	1,415	1,550,175
5.00%, 9/1/41	1,200	1,303,251
		$ 49,851,438
Water and Sewer — 5.1%
Collier County Water-Sewer District, FL, 3.00%, 7/1/38	$1,000	$ 914,607
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/37	800	805,156
Honolulu City and County, HI, Wastewater System Revenue, Green Bonds, 5.00%, 7/1/41	2,195	2,445,519
Indiana Finance Authority, (CWA Authority, Inc.), Green Bonds, 4.00%, 10/1/36	1,475	1,505,318
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/39	5,000	5,380,694
Lincoln, NE, Sanitary Sewer Revenue, 3.00%, 6/15/35	335	318,415
Louisville and Jefferson County Metropolitan Sewer District, KY, Green Bonds, 4.00%, 5/15/36	220	229,668
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	575	581,745
Memphis, TN, Sanitary Sewerage System Revenue, 4.00%, 10/1/32	1,700	1,703,896
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	105	105,401

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
3.00%, 6/15/36	$1,000	$ 1,000,320
5.00%, 6/15/41	4,890	5,197,529
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 4.00%, 6/15/37	155	158,464
Portland, OR, Sewer System Revenue, 3.00%, 3/1/37	710	661,129
San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue, 4.00%, 10/1/37	185	195,039
Santa Maria, CA, Water & Wastewater Revenue, 3.00%, 2/1/35	1,580	1,562,285
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	2,950	2,966,672
Southeast Energy Authority, AL, (Project No. 6), (Liq: Royal Bank of Canada), 5.00% to 6/1/30 (Put Date), 1/1/54	1,500	1,582,516
Tarrant Regional Water District, TX, Water Supply System Revenue, 5.00%, 3/1/40	4,730	5,263,209
Texas Water Development Board:
4.00%, 8/1/35	4,115	4,267,839
4.00%, 10/15/36	500	503,231
4.00%, 10/15/36	700	708,987
Washington Suburban Sanitary District, MD, 2.00%, 6/1/34	2,000	1,737,752
Winston-Salem, NC, Water & Sewer System Revenue, 2.375%, 6/1/38	2,085	1,750,514
		$ 41,545,905
Total Tax-Exempt Municipal Obligations (identified cost $782,034,874)		$801,118,132

Short-Term Investments — 1.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(3)	15,482,648	$ 15,482,648
Total Short-Term Investments (identified cost $15,482,648)		$ 15,482,648
Total Investments — 100.1% (identified cost $797,517,522)		$816,600,780
Other Assets, Less Liabilities — (0.1)%		$ (1,146,948)
Net Assets — 100.0%		$815,453,832
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2026.
(2)	When-issued security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2026.
At April 30, 2026, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
Texas	14.6%
New York	11.2%
Others, representing less than 10% individually	72.4%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2026, 4.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 3.3% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at April 30, 2026.
Affiliated Investments
At April 30, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $15,482,648, which represents 1.9% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$11,613,972	$78,366,331	$(74,497,655)	$ —	$ —	$15,482,648	$162,159	15,482,648
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$801,118,132	$ —	$801,118,132
Short-Term Investments	15,482,648	—	—	15,482,648
Total Investments	$15,482,648	$801,118,132	$—	$816,600,780
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.